                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21834

                       YORK ENHANCED STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 17TH Floor
                            New York, New York 10153
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and address of agent for service)

                                   Copies to:
                                 David M. Mahle
                                    Jones Day
                              222 East 41ST Street
                            New York, New York 10017

       Registrant's telephone number, including area code: (212) 300-1300


                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.


                       York Enhanced Strategies Fund, LLC


                       Schedule of Investments (Unaudited)
                               September 30, 2006


YORK ENHANCED STRATEGIES FUND, LLC
Schedule of Investments
September 30, 2006 (Unaudited)


   Number of Shares  Description                                             Value                   Percentage of Net Assets
------------------------------------------------------------------------------------------------------------------------------------

                     EQUITY SECURITIES (Unless otherwise noted)

                     COMMUNICATIONS
         76,628      AboveNet, Inc.*                                          $      4,137,912
        100,000      American Tower Corp.*                                           3,650,000
      1,041,241      Globix Corp.*                                                   4,841,771
        100,000      Liberty Media Holding Corp. - Interactive*                      2,045,000
        240,000      Motient Corp.*                                                  2,872,800
         59,741      RCN Corp.*                                                      1,690,670
        200,000      Univision Communications, Inc.*                                 6,868,000
                                                                               ---------------------------------------------
                     TOTAL COMMUNICATIONS                                           26,106,153               7.8 %
                                                                               ---------------------------------------------

                     CONSUMER CYCLICALS
         68,500      Kinepolis Group                                                 3,227,065
         37,724      Roularta Media Group NV                                         2,523,357
         32,674      Sears Holdings Corp.*                                           5,165,433
                                                                               ---------------------------------------------
                     TOTAL CONSUMER CYCLICALS                                       10,915,855               3.3
                                                                               ---------------------------------------------

                     CONSUMER NON-CYCLICALS
         50,000      Altria Group, Inc.                                              3,827,500
        114,804      NTL, Inc.                                                       2,919,466
        105,576      Nutreco Holding NV                                              6,492,999
                                                                               ---------------------------------------------
                     TOTAL CONSUMER NON-CYCLICALS                                   13,239,965               4.0
                                                                               ---------------------------------------------

                     ENERGY
        491,700      Infinity Bio-Energy, Ltd.*                                      2,743,686
        100,000      Enron Corp., 7.00%  (Preferred shares) *#+                      1,280,000
         38,141      Kinder Morgan, Inc.                                             4,002,898
         75,000      NRG Energy, Inc.*                                               3,397,500
          5,315      Portland General Electric Co.                                     130,536
         50,000      Titan Energy Partners LP*#                                      1,462,500
                                                                               ---------------------------------------------
                     TOTAL ENERGY                                                   13,017,120               3.9
                                                                               ---------------------------------------------

                     FINANCIALS
        200,000      American Express Co.                                           11,216,000
      1,500,000      Investment in Cerberus FIM Investors LLC*#                      1,500,000
        200,000      Shanghai Century Acquisition Corp.*                             1,588,000
          4,750      United Insurance*#                                              1,430,975
                                                                               ---------------------------------------------
                     TOTAL FINANCIALS                                               15,734,975               4.7
                                                                               ---------------------------------------------

                     INDUSTRIALS
        125,000      Atlas Air Worldwide Holdings, Inc.*                             5,492,500               1.6
                                                                               ---------------------------------------------

                     INFORMATION TECHNOLOGY
         500,000     CGI Group, Inc. *                                               3,280,599
         158,021     Freescale Semiconductor *                                       6,012,699
          95,649     Mercury Interactive Corp.*                                      4,922,098
                                                                               ---------------------------------------------
                     TOTAL INFORMATION TECHNOLOGY                                   14,215,396               4.2
                                                                               ---------------------------------------------

                     TELECOMMUNICATION SERVICES
         901,202     Level 3 Communications*                                         4,884,515
         100,000     Telus Corp.                                                     5,620,042
                                                                               ---------------------------------------------
                     TOTAL TELECOMMUNICATION SERVICES                               10,504,557               3.1
                                                                               ---------------------------------------------
                     TOTAL EQUITY SECURITIES (COST -- $103,442,915)                109,226,521              32.6
                                                                               ---------------------------------------------

                     FIXED INCOME SECURITIES#


       Par Value
------------------------

                     COMMUNICATIONS
$     1,000,000      Charter Communications Holdings II, LLC, 10.25%,
                     due 9/15/10                                                   1,012,500
      6,784,710      Globix Corp., 11.00%, due 5/1/08 (PIK)                        6,801,672
      3,000,000      Hughes Networks Systems, 9.50%,
                     due 4/15/14##                                                 3,090,000
                                                                               ---------------------------------------------
                     TOTAL COMMUNICATIONS                                         10,904,172               3.3
                                                                               ---------------------------------------------

                     CONSUMER CYCLICALS
      6,000,000      Ford Motor Co., 7.25%, due 10/1/08                            6,015,000
      8,500,000      Leslie's Poolmart, 7.75%, due 2/1/13                          8,415,000
                     Levi Strauss & Co.,
      2,000,000           8.875%, due 4/1/16                                       1,965,000
     12,000,000           10.25813%, due 4/1/12**                                 12,390,000
                     Rite Aid Corp.,
      3,779,000           6.875%, due 8/15/13                                      3,174,360
      5,700,000           7.50%, due 1/15/15                                       5,372,250
        600,000           9.25%, due 6/1/13                                          588,000
      3,500,000      Tenneco, Inc., 8.625%, due 11/15/14                           3,430,000
                                                                              ---------------------------------------------
                     TOTAL CONSUMER CYCLICALS                                     41,349,610              12.3
                                                                              ---------------------------------------------

                     CONSUMER NON-CYCLICALS
      2,500,000      Baker & Taylor, Inc., 11.50%, due 7/1/13##                    2,487,500
        250,000      Berry Plastics Corp., 9.265%, due 9/15/14**##                   250,000
      5,000,000      Education Management LLC, 10.25%, 6/1/16##                    5,125,000
      5,290,000      Pathmark Stores, Inc., 8.75%, due 2/1/12                      5,104,850
                     Select Medical Corp.,
     10,500,000          7.625%, due 2/1/15                                        8,820,000
      2,300,000          11.175%, due 09/15/15**                                   2,024,000
      1,000,000      Stripes Acquistion LLC/Susser Finance Corp., 10.625%,
                     due 12/15/13##                                                1,060,000
                                                                              ---------------------------------------------
                     TOTAL CONSUMER NON-CYCLICALS                                 24,871,350               7.4
                                                                              ---------------------------------------------


    The accompanying notes are an integral part of the Schedule of Investments.

                                                                                                       Percentage of Net
       Par Value                                                                        Value              Assets
------------------------                                                     ---------------------------------------------

                     ENERGY
                     Enron Corp., *+
$   500,000,000           0.97%, due 6/18/04                                  $      1,450,000
     10,000,000           4.375%, due 4/8/05                                         3,329,019
      2,500,000           6.31%, due 7/15/03##                                         418,750
      2,500,000           8.29%, due 2/7/21@                                           612,500
      6,500,000           8.25%, due 11/15/04##                                      4,485,000
      2,500,000           8.31%, due 1/15/03##                                       1,237,500
      1,500,000           8.75%, due 2/23/07                                         1,516,350
      5,000,000      Mariner Energy, Inc., 7.50%, 4/15/13##                          4,925,000
                                                                               ---------------------------------------------
                     TOTAL ENERGY                                                   17,974,119               5.4 %
                                                                               ---------------------------------------------

                     FINANCIALS
      6,500,000      Dana Credit Corp., 8.375%, due 8/15/07*##+                      6,175,000
                     Ford Motor Credit Co.,
        255,000           4.40%, due 1/20/09                                           232,050
        700,000           6.00%, due 1/20/15                                           623,000
        366,000           6.52%, due 3/10/13                                           322,080
        500,000           7.90%, due 5/18/15                                           465,000
     13,031,000      Mobile Satellite Ventures LP, 0.00%, due 4/1/13##++             8,176,953
                     General Motors Acceptance Corp.,
        200,000           4.90%, due 1/15/08                                           194,000
        400,000           4.90%, due 10/15/09                                          370,000
        100,000           5.15%, due 2/15/08                                            95,000
        100,000           5.20%, due 11/15/09                                           92,500
        260,000           5.25%, due 8/15/09                                           243,100
        100,000           5.35%, due 8/15/08                                            96,000
        125,000           5.50%, due 8/15/07                                           120,625
        500,000           5.70%, due 1/15/17++                                         445,000
        104,000           6.10%, due 9/15/19                                            88,400
        100,000           6.25%, due 12/15/07                                           99,000
                                                                               ---------------------------------------------
                     TOTAL FINANCIALS                                               17,837,708               5.3
                                                                               ---------------------------------------------

                     HEALTH CARE
                     HCA Inc.,
      6,000,000           6.95%, due 5/1/12                                          5,250,000
      4,000,000           7.875%, due 2/1/11                                         3,820,000
                                                                               ---------------------------------------------
                     TOTAL HEALTH CARE                                               9,070,000               2.7
                                                                               ---------------------------------------------

                     INDUSTRIALS
      7,500,000      Delta Airlines, Inc., 7.90%, due 12/15/09                       2,231,250
                     EuroTunnel, *+
      1,000,000            EURLIBOR plus 1.25%, due 3/15/26                            486,700
      3,000,000            EURLIBOR plus 1.25%, due 4/3/40                             970,200
     12,500,000            EURLIBOR plus 1.25%, due 4/3/40                           4,121,250
      5,115,000      Interpool, Inc., 6.00%, 9/1/14                                  4,629,075
                                                                               ---------------------------------------------
                     TOTAL INDUSTRIALS                                              12,438,475               3.7
                                                                               ---------------------------------------------

                     INFORMATION TECHNOLOGY
      5,000,000      Cherokee International Corp., 5.25%, due 11/1/08                3,962,500               1.2
                                                                               ---------------------------------------------

                     TELECOMMUNICATION SERVICES
                     Level 3 Financing, Inc.
      4,000,000            10.75%, due 10/15/11                                      4,200,000
      4,000,000            11.80%, due 3/15/11**                                     4,210,000
      1,000,000            12.25%, due 3/15/13                                       1,110,000
                                                                               ---------------------------------------------
                     TOTAL TELECOMMUNICATION SERVICES                                9,520,000               2.8
                                                                               ---------------------------------------------

                     TOTAL FIXED INCOME SECURITIES (COST -- $144,712,988)          147,927,934              44.1
                                                                               ---------------------------------------------

                     LOAN PARTICIPATIONS AND TRADE CLAIMS#

                     COMMUNICATIONS
      7,000,000      Kabel Deutscheland, EURLIBOR plus 7.00%,
                     due 11/12/14 (PIK)                                              8,921,500               2.7
                                                                               ---------------------------------------------

                     CONSUMER CYCLICALS
     13,000,000      Fox & Hound Restaurant Group, 2nd Lien Term Loan,
                     USDLIBOR plus 7.75%, due 5/12/11                               13,000,000
      4,987,500      Quizno's Corp., Term Loan B, USDLIBOR plus 2.25%,
                     due 5/5/13                                                      4,962,563
                                                                               ---------------------------------------------
                     TOTAL CONSUMER CYCLICALS                                       17,962,563               5.4
                                                                               ---------------------------------------------

                     CONSUMER NON-CYCLICALS
      4,000,000      Audatex North America Inc., 2nd Lien Term Loan,
                     USDLIBOR plus 5.50%, due 10/13/13                               5,224,800
      4,850,000      Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 4.25%,
                     due 7/18/11                                                     4,850,000
                     Gate Gourmet, Inc.,
        509,042           1st Lien Letter of Credit, USDLIBOR plus 2.75%,
                          due 3/9/12                                                   509,042
      4,051,974           1st Lien Term Loan, USDLIBOR plus 2.75%,
                          due 3/9/12                                                 4,051,974
      3,046,615           2nd Lien Credit Agreement, USDLIBOR plus 5.50%,
                          due 3/19/13                                                3,138,013
                     Georgia Pacific,
      1,985,000           Term Loan B, USDLIBOR plus 2.00%, due 12/20/12             1,985,000
      3,000,000           Term Loan C, USDLIBOR plus 3.00%, due 12/23/13             3,030,000
      3,500,000      Merisant, Inc., 2nd Lien Term Loan, USDLIBOR plus 8.50%,
                     due 6/11/10                                                     3,570,000
                                                                               ---------------------------------------------
                     TOTAL CONSUMER NON-CYCLICALS                                   26,358,829               7.9
                                                                               ---------------------------------------------

                     ENERGY
      4,488,750      ATP Oil & Gas Corp., Term Loan, USDLIBOR plus 3.25%,
                     due 4/14/10                                                     4,556,081
      5,000,000      Calpine Corp. Term Loan Tranche CPNL, USDLIBOR plus 5.75%,
                     due 7/15/07                                                     5,237,500
      1,950,000      Covanta Energy Corp., USDLIBOR plus 5.50%, due 6/24/13          1,989,000
                     Enron Corp., +*
      1,616,742           Trade Claim 99092                                            565,860
        383,258           Trade Claim 99093                                            134,140
      4,000,000           Trade Claim 99004                                          1,400,000
      6,000,000           Trade Claim 11342, 13073 and 11141                         1,500,000
     11,016,146           Trade Claim 9314                                           2,864,198
                     Redbud Energy LP,
      2,550,197          Term Loan A, USDLIBOR plus 1.75%, due 10/24/11              2,256,924
        421,085          Term Loan B, USDLIBOR plus 2.25%, due 10/24/11                372,660
     12,500,000      One Communications Corp., USDLIBOR plus 4.00%, due 6/30/12     12,625,000
                                                                               ---------------------------------------------
                     TOTAL ENERGY                                                   33,501,363              10.0
                                                                               ---------------------------------------------


    The accompanying notes are an integral part of the Schedule of Investments.

                                                                                                        Percentage of Net
       Par Value                                                                        Value               Assets
--------------------                                                         --------------------------------------------

                     FINANCIALS
$    20,000,000      United Insurance 15.00%, due 9/18/11                           18,569,026               5.5 %
                                                                               ---------------------------------------------

                     HEALTH CARE
      10,000,000     HealthSouth Corp., Term Loan B, USDLIBOR plus 3.25%,
                     due 3/10/13                                                    10,000,000
      10,000,000     Premier Dental, Term Loan, USDLIBOR 5.50%, due 6/10/13         10,000,000
                                                                               ---------------------------------------------
                     TOTAL HEALTH CARE                                              20,000,000               6.0
                                                                               ---------------------------------------------

                     INDUSTRIALS
      3,000,000      EuroTunnel, Tier Loan, EURLIBOR plus 1.25%,
                     due 7/15/25 *+                                                  4,155,814
      4,000,000      N.E.W. Holdings LLC, 2nd Lien, USDLIBOR plus 7.00%,
                     due 2/18/14                                                     4,070,000
                                                                               ---------------------------------------------
                     TOTAL INDUSTRIALS                                               8,225,814               2.4
                                                                               ---------------------------------------------

                     TELECOMMUNICATION SERVICES
      10,000,000     Level 3 Communications, Inc., USDLIBOR plus 3.00%,
                     due 12/1/11                                                    10,100,000               3.0
                                                                               ---------------------------------------------

                     TOTAL LOAN PARTICIPATIONS AND ASSIGNMENTS
                     (COST -- $140,487,414)                                        143,639,095              42.9
                                                                               ---------------------------------------------

                     TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT
                     (COST -- $388,643,317)                                        400,793,550             119.6
                                                                               ---------------------------------------------

                     INVESTMENTS SOLD SHORT@@




   Number of Shares  EQUITY SECURITIES
--------------------

                     CONSUMER NON-CYCLICAL
         (6,323)     Kraft Foods, Inc.                                               (225,478)             (0.0)
                                                                               ---------------------------------------------

                     TELECOMMUNICATION SERVICES
       (901,201)     Level 3 Communications, Inc.*                                 (4,884,509)             (1.5)
                                                                               ---------------------------------------------

                     TOTAL INVESTMENTS SOLD SHORT (PROCEEDS -- $4,204,417)         (5,109,987)             (1.5)
                                                                               ---------------------------------------------

                     TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT
                     (COST -- $394,438,900)                                       395,683,563             118.1
                                                                               ---------------------------------------------
                     OTHER LIABILITIES IN EXCESS OF ASSETS                        (60,533,421)            (18.1)
                                                                               ---------------------------------------------
                     NET ASSETS                                                $  335,150,142             100.0 %
                                                                               ---------------------------------------------



*     Non-income producing security.
**    Reflects rate at September 30, 2006 on variable rate instruments.
# Securities are valued at fair value. At September 30, 2006, $297,240,504 of securities were fair valued, representing 88.7% of net assets.
## Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.
+     Issuer in default.
++ Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
@ Interest rate reflects yield at September 30, 2006 for zero coupon bonds.
@@ Cash collateral in the amount of $5,022,037 has been pledged to cover the Fund's open short positions.
PIK - Payment-in-kind security. Income may be paid in cash or securities, at the discretion of the issuer.
EURLIBOR - London Inter-Bank Offer Rate (Denominated in Euro currency)
USDLIBOR - London Inter-Bank Offer Rate (Denominated in USD currency)


    The accompanying notes are an integral part of the Schedule of Investments.

As of September 30, 2006, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                                                                              $ 15,100,880
Aggregate gross unrealized depreciation                                                                                (2,950,647)
                                                                                                             ---------------------
Net unrealized appreciation                                                                                          $ 12,150,233
                                                                                                             =====================

Federal income tax cost of investments                                                                              $ 388,643,317
                                                                                                             =====================





FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of September 30, 2006:

                                                                                                                  Unrealized
                                                                                                                 Appreciation/
                              Contracts to Deliver               In Exchange For         Settlement Date        (Depreciation)
                              ----------------------       ----------------------------  -----------------   --------------------
     British Pound..........       280,000                 USD              527,324           12/20/2006                 $ 3,867
     British Pound..........     2,300,000                 USD            4,291,800           12/20/2006                  (8,027)
     Canadian Dollar........     8,800,000                 USD            7,953,463           12/20/2006                  47,258
     Canadian Dollar........    18,111,150                 USD           16,271,644           12/20/2006                 (38,248)
     Euro...................    25,050,000                 USD           31,942,257           12/20/2006                  73,897
     Swedish Krona..........    65,000,000                 USD            8,966,754           12/20/2006                  97,332
     United States Dollar...    15,142,941                 CAD           16,860,150           12/20/2006                   4,765
     United States Dollar...     8,986,589                 SEK           65,000,000           12/20/2006                 (66,647)
                                                                                                             ---------------------
                                                                                                                        $ 114,197
                                                                                                             =====================

     Currency Type Abbreviations:

     USD     United States Dollar
     CAD     Canadian Dollar
     SEK     Swedish Krona

YORK ENHANCED STRATEGIES FUND, LLC
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

NET ASSET VALUE CALCULATION - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

SECURITY VALUATION - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments. The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Also, there may be only a single or limited number of market makers for certain of the Company's investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

NEW ACCOUNTING PRONOUNCEMENT - In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Company's financial statement disclosures.

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported in a timely manner.

         (b) None.

ITEM 3. EXHIBITS.

         Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:  /s/ Jeffrey A. Weber
     -----------------------
Name:  Jeffrey A. Weber
Title:  President

Date: November 29, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ James G. Dinan
     -----------------------
Name:  James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: November 29, 2006


By:  /s/ Adam J. Semler
     -----------------------
Name:  Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: November 29, 2006